Subclassifications of assets, liabilities and equities (Tables)	12 Months Ended
Mar. 31, 2026
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of revenue from contracts with customers	Customer accounts receivable consist of the following:

	As of March 31,
(Unit： In millions)	2025	2026
Credit card settlement receivables(1)	¥1,086	¥1,201
Investment management fee receivable	—	204
Others	—	18
Total	¥1,086	¥1,422
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(1) Credit card settlement receivables are due credit card companies, which are payment processors, for settlement of funds from customers.